Nature of Business - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended											12 Months Ended	120 Months Ended	126 Months Ended		1 Months Ended				1 Months Ended	15 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 12, 2013	Apr. 26, 2012	Apr. 27, 2012	Sep. 24, 2011	Sep. 08, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Mar. 06, 2013	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Sep. 24, 2011 Accrued interest [Member]	Jul. 18, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Sep. 24, 2011 Deficit Accumulated Since Incorporation [Member]	Dec. 31, 2012 Deficit Accumulated Since Incorporation [Member]	Sep. 24, 2011 Divisional Equity [Member]	Dec. 31, 2011 Divisional Equity [Member]	Dec. 31, 2010 Divisional Equity [Member]	Dec. 31, 2009 Divisional Equity [Member]	Dec. 31, 2008 Divisional Equity [Member]	Dec. 31, 2007 Divisional Equity [Member]	Sep. 24, 2011 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Apr. 26, 2012 Galena [Member]	Apr. 27, 2012 Galena [Member]	Sep. 24, 2011 Galena [Member]	Apr. 27, 2012 TCP and RTW [Member]	Sep. 24, 2011 TCP and RTW [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares initially issued					100
Common stock, par value				$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001									$ 4.35								$ 4.35
Total consideration of initial shares					$ 1.00
Recapitalization of divisional deficit																													1,740,000		1,730,000	1,730,000					10,000
Recapitalization of divisional deficit, Shares		2,231,996																																			3,347,996			3,347,996	3,347,996
Incorporation period, start date										Sep. 08, 2011
Incorporation period, end date										Sep. 23, 2011
Cumulative net loss										17,157,000												73,466,000
Net loss						(1,961,000)	(7,599,000)	(16,358,000)	(9,524,000)	(12,880,000)	(2,537,000)	(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)	(2,405,000)	(2,209,000)	(3,272,000)	(89,000)		(10,219,000) [1]	(88,883,000) [1]	(105,241,000)							15,417,000			(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)
Non-cash equity adjustments from Parent Company										71,726,000
Grants approval for institutions										800,000
Future milestone payments to Galena										45,000,000
Future milestone payments, first payment										15,000,000
Future milestone payments, second payment										30,000,000
Maximum annual net sales achieve in first payment										500,000,000
Maximum annual net sales achieve in second payment										1,000,000,000
Number of shares agreed to purchase under agreement				9,500		9,771		9,771		9,726	0
Value of shares agreed to purchase under agreement				9,500,000
Maximum amount of funding				1,500,000
Conversion price per share				$ 1,000
Amount of investment				9,500,000																				9,500,000
Maximum percentage of shares owned by stockholders				9.999%
Galena contributed in cash																																											1,500,000
Percentage of fully-diluted shares distribute to stockholders																																											8.00%
Reimbursement of contribution related expenses to related party																																											300,000		100,000
RXi's Series A Preferred Stock, total shares issued			9,500
Principal amount of conversion			1,000,000
Remaining amount received after conversion																																												8,500,000
Total amount agreed to reimburse																																										300,000		100,000
Maintenance fee to be paid under agreement				100,000
One-time milestone payment to be paid under agreement				350,000
Percentage of royalty required to pay				1.00%
Percentage of fully diluted shares issued upon completion of spin-off transaction				5.00%
Issuance of common stock in exchange for patent and technology rights, shares										1,394,997																												1,666,666	1,394,997
Fair value of common stock issued in exchange for patent and technology rights								12,250,000		6,173,000
Common stock, shares issued						11,439,985		11,439,985		5,289,007	3,347,996									3,765,230								3,765,230
Proceeds from issuance of common stock, net of commissions	15,600,000																									16,000,000	16,000,000
Gross proceeds from the offering	$ 16,400,000							$ 15,651,000															$ 15,651,000			$ 16,400,000	$ 16,400,000
Reverse stock split		33,479.91																							0.033

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.